Commitments and Contingencies (Details Narrative) - USD ($)				3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 29, 2016	Jul. 02, 2016	Nov. 16, 2015	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 03, 2016	Apr. 22, 2016	Dec. 31, 2015	Dec. 29, 2014
Number of options purchase to common stock shares				3,743,000	3,743,000		3,743,000		4,043,000	5,319,000			9,933,500
Number of option granted										2,000,000
Security deposit				$ 9,408	$ 9,408		$ 9,408		$ 9,408	$ 19,912
Prepaid rent				25,837	25,837		25,837		76,006	181,796
Ownership interest in contv														50.00%
Fund on-going costs						$ 10,461		$ 84,580	84,580	707,101
Loss on CONtv joint venture										262,500
Due to CONtv joint venture				224,241	224,241		224,241		224,241	224,241
Amended and Restated Operating Agreement [Member}
Ownership interest in contv			10.00%
Fund on-going costs			$ 25,000
Bristol Capital Advisors, LLC [Member]
Lease term		5 years 3 months
Monthly lease payment		$ 8,118
Security deposit		9,137
Prepaid rent		$ 199,238
Rent expense under sublease							40,969	83,268	98,877	24,354
Bristol Capital, LLC [Member]
Rent expense under sublease							40,969	$ 83,268	98,877	24,354
Consulting Services Agreement [Member]
Number of options purchase to common stock shares	525,000
Consulting Services Agreement [Member] | Bristol Capital, LLC [Member]
Number of option granted	600,000
Monthly fee	$ 18,750
Accrued consulting expense				$ 367,419	$ 367,419		$ 367,419		$ 283,106	$ 75,000
Mr. Maatta [Member]
Number of options purchase to common stock shares											800,000	1,100,000
Percentage of compensation provided by employment contract					50.00%
Annual base salary					$ 125,000